CONCENTRATIONS AND RISKS (Details - Concentration by accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total accounts receivable	$ 7,692	$ 15,267
Customer D [Member]
Total accounts receivable		3,806
Customer E [Member]
Total accounts receivable		$ 1,785
Customer F [Member]
Total accounts receivable	$ 2,204